SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 7	☒

(File No.)333-227506

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 123	☒

(File No. 811-04298)

(Check appropriate box or boxes.)

Exact Name of Registrant:

RiverSource Variable Life Separate Account

Name of Depositor:

RIVERSOURCE LIFE INSURANCE COMPANY

Address of Depositor’s Principal Executive Offices, Zip Code

Depositor’s Telephone Number, including Area Code:

70100 Ameriprise Financial Center

Minneapolis, MN 55474

(800) 862-7919

Name and Address of Agent for Service:

Dixie Carroll, Esq.

5229 Ameriprise Financial Center

Minneapolis, MN 55474

Approximate Date of Proposed Public Offering    N/A

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on November 27, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 7 is to delay the effective date of Post-Effective Amendment No. 5 which was filed on or about August 7, 2020. The content of Post-Effective Amendment No. 5 is incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of October, 2020.

RiverSource Variable Life Separate Account (Registrant)

By:	RiverSource Life Insurance Company (Depositor)

By:	/s/ Gumer C. Alvero**
Gumer C. Alvero Interim Chairman of the Board and Executive Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of October, 2020.

/s/ Gumer C. Alvero** Gumer C. Alvero	Interim Chairman of the Board and Executive Vice President – Annuities Chief Executive Officer)

/s/ Michael J. Pelzel* Michael J. Pelzel	Senior Vice President – Corporate Tax

s/ Brian J. McGrane* Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

/s/ Shweta Jhanji* Shweta Jhanji	Senior Vice President and Treasurer

/s/ Stephen P. Blaske* Stephen P. Blaske	Director, Senior Vice President and Chief Actuary

/s/ Jeninne C. McGee* Jeninne C. McGee	Director

/s/ Colin J. Lundgren* Colin J. Lundgren	Director

/s/ Jeanne P. Stadtlander* Jeanne P. Stadtlander	Senior Vice President and Controller

*

Signed pursuant to Power of Attorney dated March 5, 2020 filed electronically as Exhibit 13 to RiverSource Variable Account 10’s Post-Effective Amendment No. 2 to Registration Statement No.333-230376 on or about April 22, 2020, by:

**

Signed pursuant to Power of Attorney dated August 4, 2020 filed electronically as exhibit (r)(2) to RiverSource Variable Life Separate Account’s Post-Effective Amendment No. 5 to Registration Statement No. 333-227506 on or about August 7, 2020, by:

/s/ Dixie Carroll
Dixie Carroll General Counsel and Assistant Secretary